Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	3 Months Ended								4 Months Ended			9 Months Ended		12 Months Ended
	Jul. 03, 2016	Apr. 10, 2016	Sep. 27, 2015	Jul. 05, 2015	Apr. 12, 2015	Sep. 28, 2014	Jul. 06, 2014	Apr. 13, 2014	Jan. 17, 2016	Jan. 18, 2015	Jan. 19, 2014	Jul. 03, 2016	Jul. 05, 2015	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Statement of Stockholders' Equity [Abstract]
Dividends declared per common share (in dollars per share)	$ 0.135	$ 0.135	$ 0.13	$ 0.13	$ 0.13	$ 0.12	$ 0.12	$ 0.12	$ 0.135	$ 0.13	$ 0.12	$ 0.405	$ 0.39	$ 0.52	$ 0.48	$ 1.40